Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Disclouser Of LineItems In Statement Of Financial Position Which Include Right of use Assets (Paranthetical) (Detail) - CNY (¥)
¥ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Lease prepayments		¥ 21,568
Interests in associates	¥ (39,192)	¥ (38,051)
Changes in accounting policies [member]
Disclosure of financial assets [line items]
Interests in associates	¥ (263)